UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO
SECTION 15G OF THE
SECURITIES EXCHANGE ACT
OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported) January 4, 2024

Exact name of securitizer as specified in its charter: Temple View Capital Funding, LP

Commission File Number of securitizer: 025-05060

Central Index Key Number of securitizer: 00018026721

 Michael Niccolini, (240) 744-3106

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

1 Temple View Capital Funding, LP (“TVC”), is filing this Form ABS-15G in its capacity as sponsor of the TVC Mortgage Trust 2020-RTL1, Mortgage-Backed Notes, Series 2020-RTL1 transaction, TVC Mortgage Trust 2020-RTL2, Mortgage-Backed Notes, Series 2020-RTL2 transaction, TVC DSCR Trust 2021-1, Variable Funding Notes, Series 2021-1 transaction (the “Specified Transactions”), which are covered by this report, and to exempt its affiliate TVC Depositor, LLC, the depositor of the Specified Transactions, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In TVC’s capacity as sponsor, TVC is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold or contributed by TVC and its affiliates into the Specified Transactions. This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which TVC may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Temple View Capital Funding, LP has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TEMPLE VIEW CAPITAL FUNDING, LP (Securitizer)

By: Temple View Capital, LLC, its general partner By: MCM Capital Holdings, LLLP, its managing member By: MLS Capital Management, LLC, its general partner

By:	/s/ Michael Niccolini
Name: Michael Niccolini Title: Managing Member

Date: January 4, 2024